Commitments and Contingencies - Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 102
2019	68
2020	54
2021	35
2022	26
2023 and beyond	15
Total minimum rental commitments	$ 300